Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 798,519	$ 666,501	$ 533,916
Research and development	151,386	122,265	114,859
General and administrative	29,281	23,915	23,672
Sales and marketing	23,080	16,675	17,628
Total compensation recognized in income	38	8	5
Income tax benefit	110,657	11,712	416
Share Based Compensation [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	682	87	9
Research and development	17,662	4,467	339
General and administrative	2,367	368	50
Sales and marketing	3,163	603	59
Total compensation recognized in income	23,874	5,525	457
Income tax benefit	$ 4,896	$ 1,176	$ 89